Note 17 - Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)	12 Months Ended
Jan. 31, 2020 $ / shares shares
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 26.82
Number of Stock Options, Options Outstanding (in shares) | shares	1,127,822
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 219 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 22.88
Number of Stock Options, Options Exercisable (in shares) | shares	718,169
Range 1 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 11.43
Range of Exercise Prices, Upper Limit (in dollars per share)	11.59
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 11.57
Number of Stock Options, Options Outstanding (in shares) | shares	126,500
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 146 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 11.57
Number of Stock Options, Options Exercisable (in shares) | shares	126,500
Range 2 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 18.71
Range of Exercise Prices, Upper Limit (in dollars per share)	22.57
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 21.17
Number of Stock Options, Options Outstanding (in shares) | shares	397,014
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 292 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 21.08
Number of Stock Options, Options Exercisable (in shares) | shares	357,014
Range 3 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 25.91
Range of Exercise Prices, Upper Limit (in dollars per share)	27.50
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 27.49
Number of Stock Options, Options Outstanding (in shares) | shares	247,935
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	5 years 73 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 27.49
Number of Stock Options, Options Exercisable (in shares) | shares	140,461
Range 4 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 38.04
Range of Exercise Prices, Upper Limit (in dollars per share)	39.70
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 38.07
Number of Stock Options, Options Outstanding (in shares) | shares	356,373
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	6 years 73 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 38.06
Number of Stock Options, Options Exercisable (in shares) | shares	94,194